Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.10%	11.47%	11.54%
SIT MID CAP GROWTH FUND INC
Prospectus [Line Items]
Average Annual Return, Percent		16.80%	10.83%	9.25%
SIT MID CAP GROWTH FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.80%	9.64%	7.65%
SIT MID CAP GROWTH FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.70%	8.49%	7.09%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.